Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss	$ (17,032)	$ (13,382)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation and amortization	232	769
Stock-based compensation expense	2,087	499
Goodwill and intangibles impairment	0	3,951
Change in fair value of warrant liability	0	(1,475)
Warrant valuation expense	0	67
Changes in assets and liabilities:
Accounts receivable	(241)	(263)
Inventories	(70)	(911)
Other current assets	(67)	1
Other assets and liabilities	(14)	0
Accounts payable and accrued expenses	545	(1,176)
Net cash used in operating activities	(14,560)	(11,920)
Investing activities:
Purchase of property and equipment	(198)	(259)
Net cash used in investing activities	(198)	(259)
Financing activities:
Net proceeds from public stock offering	4,647	24,281
Net proceeds from exercise of warrants	0	1,989
Net proceeds from the sale of preferred stock, common stock and warrants	0	184
Net cash provided by financing activities	4,647	26,454
Effect of exchange rate changes on cash	(4)	(3)
Net decrease in cash and cash equivalents	(10,115)	14,272
Cash and cash equivalents - beginning of period	15,595	1,323
Cash and cash equivalents - end of period	5,480	15,595
Supplemental schedule of non-cash activities
Financing fees incurred for subsequent equity financing included in other assets and accounts payable	78	0
Warrants issued as inducement to warrant exercise	0	509
Conversion of temporary equity to permanent equity	0	485
Supplemental cash flow information
Cash paid for income taxes	$ 2	$ 6